Document and Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	Lithium Americas Corp.
Entity Central Index Key	0001966983
Current Fiscal Year End Date	--12-31
Entity File Number	001-41788
Entity Address, Country	CA
Entity Address, Address Line One	3260 - 666 Burrard Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 2X8